Basis of Presentation - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended	6 Months Ended
	Jul. 09, 2019	Jul. 09, 2019	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Investment in equity accounted joint venture				$ 51,491	$ 10,475
Total expected capital cost of investment in joint venture			$ 93,814	93,814		$ 42,462
Operating Lease Right Of Use Assets			7,297	7,297
Operating Lease Cost			400	700
Cumulative Impact On Retaining Earnings On Adoption Of Accounting Standard				136	$ 3,352
London New York And Gdynia [Member]
Operating Lease Liabilities			7,800	7,800
Operating Lease Right Of Use Assets			$ 7,300	$ 7,300
Operating Lease Remaining Tenure			6 years 10 months 24 days	6 years 10 months 24 days
Operating Lease Weighted Average Rate Of Discount			5.56%	5.56%
Accounting Standard Update 2018-11 [Member]
Cumulative Impact On Retaining Earnings On Adoption Of Accounting Standard				$ 100
Ethylene Marine Export Terminal [Member]
Increase in current liabilities(assets) net				2,000
Investment in equity accounted joint venture				90,500
Total expected capital cost of investment in joint venture			$ 155,000	155,000
Ethylene Marine Export Terminal [Member] | Subsequent Event [Member]
Investment in equity accounted joint venture	$ 12,500	$ 12,500
March 2019 Terminal Credit Facility [Member]
Credit facility, maximum borrowing capacity			36,000	36,000
Revolving Credit Facility [Member]
Credit facility, maximum borrowing capacity			$ 35,000	$ 35,000